Condensed Consolidated Statement of Shareholder's Deficit - USD ($)	Series E Preferred Stock [Member] Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Common Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 28, 2021	$ 4,350		$ 176,869						$ 32,294	$ 16,764,554	$ (31,521,754)	$ (14,543,687)
Beginning balance, (in shares) at Feb. 28, 2021	4,350,000		2,799						3,229,426,884
Cancellation of Series E Shares	$ (1,000)									1,000
Cancellation of Series E Shares, Shares	(1,000,000)
Series F Preferred Shares issued with amendment agreement			$ 40							3,244,700		3,244,740
Series F Preferred Shares issued with amendment agreement, shares			40
Series F Preferred Shares Warrants issued with amendment agreement										29,770,474		29,770,474
Series F Preferred Shares cancelled in exchange for promissory notes			$ (83)							(6,732,752)		(6,732,835)
Series F Preferred Shares cancelled in exchange for promissory notes, shares			(83)
Series F preferred shares issued on exercise of warrants			$ 38							(38)
Series F preferred shares issued on exercise of warrants, shares			38
Series F Preferred Shares converted to common shares			$ (78)						$ 3,164	(3,086)
Series F Preferred Shares converted to common shares			(78)						316,345,998
Redemption of 19 Issuable Series F shares			$ (74,984)								(425,016)	(500,000)
Exchange of Series F Preferred Shares for debt			$ (184)							(3,999,976)		(4,000,160)
Exchange of Series F Preferred Shares for debt, shares			(184)
Issuance of Series G preferred as equity awards per employment agreement						$ 1,500,000						1,500,000
Issuance of Series G Preferred as Equity Awards Per Employment Agreement Shares						1,500
Redemption of Series G shares as compensation payment						$ (1,500,000)						(1,500,000)
Redemption of Series G shares as compensation payment shares						(1,500)
Adjustment to derivative liability										422,272		422,272
Common stock issued for debt conversion									$ 310	898,395		898,705
Common stock issued for debt conversion, shares					316,345,998				31,042,436
Exercise of warrants									$ 3,003	(3,003)
Exercise of Warrants Shares									300,251,561
Exchange of debt for common shares									$ 1,161	6,454,235		6,455,396
Exchange of debt for common shares shares									116,104,232
Stock based compensation on issuable shares									$ 21	109,179		109,200
Stock based compensation on issuable shares shares									2,100,000
Issuance of shares net of issuance costs									$ 6,452	12,515,480		12,521,932
Issuance of shares, net of issuance costs (in shares)					78				645,168,473
Cashless exercise of warrants									$ 948	(948)
Cashless exercise of warrants ,shares									94,770,776
Relative fair value of warrants issued with debt										3,319,816		3,319,816
Warrants issued as part of debt										4,749,006		4,749,006
Warrants as issuance cost										21,918		21,918
Warrants as consideration for debt extensions										5,415,000		5,415,000
Stock based compensation - employee stock option plan										69,350		69,350
Net income											(62,197,484)	(62,197,484)
Ending balance, value at Feb. 28, 2022	$ 3,350		$ 101,618						$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Enidng balance, (in shares) at Feb. 28, 2022	3,350,000		2,532						4,735,210,360
Issuance of shares net of issuance costs									$ 1,339	1,643,883		1,645,222
Issuance of shares, net of issuance costs (in shares)									133,881,576
Rounding										(1)		(1)
Net income											(4,671,686)	(4,671,686)
Ending balance, value at May. 31, 2022	$ 3,350		$ 101,618						$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Enidng balance, (in shares) at May. 31, 2022	3,350,000		2,532						4,869,091,936
Beginning balance, value at Feb. 28, 2022	$ 3,350		$ 101,618						$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Beginning balance, (in shares) at Feb. 28, 2022	3,350,000		2,532						4,735,210,360
Series F Preferred Shares issued with amendment agreement									$ 118,500
Common stock issued for debt conversion, shares				316,345,908	1
Issuance of shares net of issuance costs					$ 7,546,775				$ 10,579	7,760,590		7,771,169
Issuance of shares, net of issuance costs (in shares)		0			116,104.232		0	20,000,000	1,057,841,576
Cashless exercise of warrants									$ 453	(453)
Cashless exercise of warrants ,shares									45,306,557
Relative fair value of warrants issued with debt										990,467		990,467
Stock based compensation - employee stock option plan										122,050		122,050
Rounding										(1)		(1)
Net income											(18,109,457)	(18,109,457)
Penalty shares issued pursuant to a share purchase agreement									$ 175	(175)
Penalty shares issued pursuant to a share purchase agreement ,shares									17,500,000
Relative fair value of Series F warrants issued with debt			$ 1							1,201,127		1,201,128
Relative fair value of Series F warrants issued with debt, shares			1
Fair value of 955,000,000 warrants cancelled for debt issuance										(2,960,500)		(2,960,500)
Shares issued for services									$ 100	118,400		118,500
Shares issued for services ,shares									10,000,000
Cancelled shares									$ (171)	171
Cancelled shares ,shares									(17,116,894)
Ending balance, value at Feb. 28, 2023	$ 3,350		$ 101,619						$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Enidng balance, (in shares) at Feb. 28, 2023	3,350,000		2,533						5,848,741,599
Issuance of shares net of issuance costs									$ 2,809	1,316,100		1,318,909
Issuance of shares, net of issuance costs (in shares)									280,929,190
Stock based compensation - employee stock option plan										52,721		52,721
Rounding
Net income											(4,555,193)	(4,555,193)
Relative fair value of Series F warrants issued with loans payable										947,447		947,447
Ending balance, value at May. 31, 2023	$ 3,350		$ 101,619						$ 61,298	$ 82,563,520	$ (116,808,904)	$ (34,079,117)
Enidng balance, (in shares) at May. 31, 2023	3,350,000		2,533						6,129,670,789

[1]	Derived from audited information